Intangible Assets other than Goodwill (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2018 AUD ($)	Dec. 31, 2017 AUD ($)
Software | ERP system and others
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 783	₩ 1,135
Remaining amortisation period of intangible assets material to entity	2 years and 2 months ~ 2 years and 4 months	3 years and 2 months ~ 3 years and 4 months
Software | AMI GATEWAY S/W
Disclosure of intangible assets material to entity [Line Items]
Carrying value		₩ 3,528
Remaining amortisation period of intangible assets material to entity		3 years and 2 months
Software | Electricity sales information system
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 6,477
Remaining amortisation period of intangible assets material to entity	4 years
Copyrights, patents rights and other industrial rights | Smart technology verification and standard design project conducting right
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 9,256	₩ 11,724
Remaining amortisation period of intangible assets material to entity	3 years and 9 months	4 years and 9 months
Copyrights, patents rights and other industrial rights | Contributions to ARP NRC DC
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 46,594
Remaining amortisation period of intangible assets material to entity	9 years
Mining rights | Mining right of Bylong mine
Disclosure of intangible assets material to entity [Line Items]
Carrying value | $			$ 401,225	$ 401,225
Remaining amortisation period of intangible assets material to entity	Mining rights are amortized using the units-of-production method and the amortization has not commenced yet.	Mining rights are amortized using the units-of-production method and the amortization has not commenced yet.
Development expenditures | Electricity sales information system
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 22,337	₩ 29,391
Remaining amortisation period of intangible assets material to entity	3 years and 3 months	4 years 3 months
Intangible assets under development | Contributions to ARP NRC DC
Disclosure of intangible assets material to entity [Line Items]
Carrying value		₩ 46,458
Remaining amortisation period of intangible assets material to entity		-
Usage rights of donated assets and other | Dangjin power plant load facility usage right
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 14,167	₩ 20,463
Remaining amortisation period of intangible assets material to entity	2 years 3 months	3 years 3 months
Usage rights of donated assets and other | Sejong Haengbogdosi sharing charge
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 35,923	₩ 40,460
Remaining amortisation period of intangible assets material to entity	7 years and 11 months	8 years and 11 months
Others | Occupancy and use of public waters
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 97,858	₩ 103,269
Remaining amortisation period of intangible assets material to entity	17 years 11 months	18 years 11 months